UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210

Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

      /s/ Albert Coy Monk, IV          Charlotte, NC              11/14/11
      -----------------------          -------------             ----------
            [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $ 47,701 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE
                          ----------------------------

          ITEM 1:               ITEM 2:   ITEM 3:     ITEM 4:      ITEM 5:           ITEM 6:          ITEM 7:        ITEM 8:
------------------------------ -------- --------- --------------  ---------  ----------------------- -------- ----------------------
       NAME OF ISSUER          TITLE OF   CUSIP        FAIR       SHARES OR         INVESTMENT       MANAGERS    VOTING AUTHORITY
                                CLASS    NUMBER       MARKET      PRINCIPAL         DISCRETION
                                                       VALUE       AMOUNT
                                                                             -------  ------  ------          -------  ------   ----
                                                                               [A]     [B]     [C]              [A]      [B]     [C]
                                                                                              SHARED
                                                                              SOLE    SHARED  OTHER            SOLE    SHARED   NONE
------------------------------ -------- --------- --------------  ---------  -------  ------  ------ -------- -------  ------   ----
ABOVENET INC.                    com    00374N107   4,566,720.00     sole     85,200                           85,200
APPLE, INC.                      com    037833100   4,919,028.00     sole     12,900                           12,900
BB&T CORPORATION                 com    054937107   2,239,650.00     sole    105,000                          105,000
BE AEROSPACE INC                 com    073302101   2,483,250.00     sole     75,000                           75,000
EMC CORPORATION MASS             com    268648102   4,317,643.00     sole    205,700                          205,700
ENERGY XXI (BERMUDA) LTD         com    G10082140   1,961,553.60     sole     91,320                           91,320
LULULEMON ATHLETICA INC.         com    550021109     973,800.00     sole     20,000                           20,000
LYONDELLBASELL INDUSTRIES N.V.   com    N53745100   3,769,549.00     sole    154,300                          154,300
OUTDOOR CHANNEL HLDGS INC        com    690027206   1,236,669.72     sole    216,201                          216,201
RAYMOND JAMES FINANCIAL INC      com    754730109   1,557,600.00     sole     60,000                           60,000
ROCKWOOD HOLDINGS, INC.          com    774415103   1,010,700.00     sole     30,000                           30,000
SELECT COMFORT CORPORATION       com    81616X103     789,095.45     sole     56,485                           56,485
TPC GROUP INC CMN                com    89236Y104     612,440.00     sole     30,500                           30,500
TRANSDIGM GROUP INCORPORATED     com    893641100   2,858,450.00     sole     35,000                           35,000
TRONOX INCORPORATED              com    897051306   8,309,730.00     sole    106,535                          106,535
ULTRA CLEAN HOLDINGS, INC.       com    90385V107     790,775.70     sole    184,330                          184,330
W.R. GRACE & CO                  com    38388F108   5,304,690.00     sole    159,300                          159,300